Financial assets at fair value through profit or loss - Schedule of movements in balance (Details) - Financial assets at FVTPL - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Balance at January 1	$ 20,405	$ 17,538
Additions	129	10,002
Changes in fair value recognized in profit or loss	(8,869)	(7,135)
Balance at December 31	11,665	20,405
Represented by:
Non-current	1,103	9,371
Current	$ 10,562	$ 11,034